Investment Objectives and Goals - Stock Dividend Fund, Inc.	Feb. 20, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The investment objective of the Fund is growth and income. This is a fundamental objective and cannot be changed.